UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended December 31, 2009

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     Zimmer Lucas Capital, LLC

Address:  535 Madison Avenue, 6th Floor
          New York, New York 10022

13F File Number: 28-10550

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Stuart J. Zimmer
Title:    Managing Member
Phone:    212-509-1600


Signature, Place and Date of Signing:

/s/ Stuart J. Zimmer            New York, New York           February 12, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         3

Form 13F Information Table Entry Total:    49

Form 13F Information Table Value Total:   $ 484,179
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                Name

1.         28-10735                            ZLP Master Utility Fund, Ltd.

2.         28-10775                            ZLP Master Opportunity Fund, Ltd.

3.         28-11923                            ZLP Fund, LP

                                                     FORM 13F INFORMATION TABLE
                                                         September 30, 2009



COLUMN 1                       COLUMN  2       COLUMN 3     COLUMN 4            COLUMN 5      COL 6   COL 7           COLUMN 8

                               TITLE OF                     VALUE        SHRS OR   SH/ PUT/   INVSMT  OTHR        VOTING AUTHORITY
NAME OF ISSUER                 CLASS           CUSIP       (X$1000)      PRN AMT   PRN CALL   DSCRTN  MGRS    SOLE    SHARED    NONE

A123 SYS INC                   COM             03739T108       224       10,000                        2
ALLIANT ENERGY CORP            COM             018802108     5,525      182,600                        1,2
AMERICAN ELEC PWR INC          COM             025537101     5,653      162,500                        1,2
ATMOS ENERGY CORP              COM             049560105    25,998      884,300                        1,2
BRIGHAM EXPLORATION CO         COM             109178103     1,354       99,900                        2,3
BUCKEYE GP HOLDINGS LP         COM UNITS LP    118167105     8,028      280,300                         3
CMS ENERGY CORP                COM             125896100     9,562      610,600                        1,2
CONSTELLATION ENERGY GROUP I   COM             210371100    12,309      350,000                        1,2
DUNCAN ENERGY PARTNERS LP      COM UNITS       265026104     1,976       83,200                         3
EASTERN AMERN NAT GAS TR       SPERS RCT UNIT  276217106     3,385      144,000                         3
EDISON INTL                    COM             281020107    18,545      533,200                        1,2
EL PASO CORP                   COM             28336L109     4,920      500,500                        2,3
ENBRIDGE ENERGY PARTNERS L P   COM             29250R106     5,192       96,700                         3
ENTERGY CORP NEW               COM             29364G103    11,458      140,000                        1,2
ENTERPRISE PRODS PARTNERS L    COM             293792107       669       21,300                         3
FORTINET INC                   COM             34959E109       176       10,000                         1
HUGOTON RTY TR TEX             UNIT BEN INT    444717102     6,666      414,583                         3
IDACORP INC                    COM             451107106     6,128      191,800                        1,2
ITC HLDGS CORP                 COM             465685105    16,367      314,200                        1,2
MAGELLAN MIDSTREAM PRTNRS LP   COM UNIT RP LP  559080106    19,650      453,500                         3
MARKWEST ENERGY PARTNERS L P   UNIT LTD PARTN  570759100    18,454      630,475                         3
MV OIL TR                      TR UNITS        553859109    11,792      583,742                         3
NORTHEAST UTILS                COM             664397106     8,704      337,500                        1,2
NUSTAR ENERGY LP               UNIT COM        67058H102     3,208       57,200                         3
NUSTAR GP HOLDINGS LLC         UNIT RESTG LLC  67059L102     6,821      253,386                        2,3
NV ENERGY INC                  COM             67073Y106    10,987      887,500                        1,2
ONEOK INC NEW                  COM             682680103     5,201      116,700                        2,3
PG&E CORP                      COM             69331C108    22,999      515,100                        1,2
PLAINS ALL AMERN PIPELINE L    UNIT LTD PARTN  726503105    13,487      255,200                        3
PNM RES INC                    COM             69349H107    25,066    1,981,500                        1,2
PORTLAND GEN ELEC CO           COM NEW         736508847    25,519    1,250,300                        1,2
PUBLIC SVC ENTERPRISE GROUP    COM             744573106    15,794      475,000                        1,2
ROSETTA RESOURCES INC          COM             777779307     5,578      280,000                        2,3
SCANA CORP NEW                 COM             80589M102    11,794      313,000                        1,2
SOUTHERN CO                    COM             842587107     5,165      155,000                        1,2
SOUTHERN UN CO NEW             COM             844030106    38,817    1,710,000                       1,2,3
SOUTHWESTERN ENERGY CO         COM             845467109     3,133       65,000                        2,3
SPECTRA ENERGY PARTNERS LP     COM             84756N109     2,691       91,000                         3
SUBURBAN PROPANE PARTNERS L    UNIT LTD PARTN  864482104    16,633      353,300                         3
SULPHCO INC                    COM             865378103       200      297,874                         2
SUNOCO LOGISTICS PRTNRS L P    COM UNITS       86764L108    13,512      202,000                         3
VECTREN CORP                   COM             92240G101     5,553      225,000                        1,2
VERISK ANALYTICS INC           CL A            92345Y106       606       20,000                         2
WESTAR ENERGY INC              COM             95709T100    12,761      587,500                        1,2
WGL HLDGS INC                  COM             92924F106     9,307      277,500                        1,2
WHITING PETE CORP NEW          COM             966387102     1,250       17,500                        2,3
WILLIAMS PIPELINE PARTNERS L   COM UNIT LP IN  96950K103     5,255      220,800                         3
WISCONSIN ENERGY CORP          COM             976657106    16,818      337,500                        1,2
XCEL ENERGY INC                COM             98389B100     3,289      155,000                        1,2



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